Shareholder Report			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Nov. 01, 2023	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type												N-CSR
Amendment Flag												false
Registrant Name												AIM ETF PRODUCTS TRUST
Entity Central Index Key												0001797318
Entity Investment Company Type												N-1A
Document Period End Date												Oct. 31, 2024
C000223737
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Jan ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Jan ETF
Trading Symbol												JANT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jan ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]												This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Jan ETF	$84	0.74%

Expenses Paid, Amount												$ 84
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 28.03% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2024 to December 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Jan ETF - NAV ($14,076)	S&P 500® Price Return Index ($15,190)
12/31/2020	$10,000	$10,000
10/31/2021	$11,187	$12,261
10/31/2022	$10,145	$10,309
10/31/2023	$10,995	$11,165
10/31/2024	$14,076	$15,190

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Jan ETF - NAV	28.03%	9.33%
S&P 500® Price Return Index	36.04%	11.52%

Performance Inception Date												Dec. 31, 2020
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jant/.
Material Change Date		Nov. 01, 2023
AssetsNet	$ 44,868,000		$ 44,868,000	$ 44,868,000	$ 44,868,000	$ 44,868,000	$ 44,868,000	$ 44,868,000	$ 44,868,000	$ 44,868,000	$ 44,868,000	$ 44,868,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 556,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$44,868
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$556

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.4%
Time deposits	1.0%
Options written	(5.2)%
Net other assets and liabilities	(1.2)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at

www.allianzim.com/regulatory-documents/ or upon request at 877-429-3837 (877-4AZ-ETFS).

Updated Prospectus Phone Number												www.allianzim.com/regulatory-documents/
C000238368
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Feb ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Feb ETF
Trading Symbol												FEBT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Feb ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Feb ETF	$84	0.74%

Expenses Paid, Amount												$ 84
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 28.20% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2024 to January 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Feb ETF - NAV ($13,226)	S&P 500® Price Return Index ($13,996)
1/31/2023	$10,000	$10,000
10/31/2023	$10,317	$10,287
10/31/2024	$13,226	$13,996

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Feb ETF - NAV	28.20%	17.34%
S&P 500® Price Return Index	36.04%	21.20%

Performance Inception Date												Jan. 31, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febt/.
AssetsNet	$ 25,541,000		$ 25,541,000	$ 25,541,000	$ 25,541,000	$ 25,541,000	$ 25,541,000	$ 25,541,000	$ 25,541,000	$ 25,541,000	$ 25,541,000	$ 25,541,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 389,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$25,541
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$389

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.1%
Time deposits	1.2%
Options written	(5.0)%
Net other assets and liabilities	(1.3)%
Total	100.0%

Material Fund Change [Text Block]
C000238369
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Mar ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Mar ETF
Trading Symbol												MART
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Mar ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Mar ETF	$83	0.74%

Expenses Paid, Amount												$ 83
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 24.43% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2024 to February 28, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Mar ETF - NAV ($13,127)	S&P 500® Price Return Index ($14,371)
2/28/2023	$10,000	$10,000
10/31/2023	$10,549	$10,563
10/31/2024	$13,127	$14,371

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Mar ETF - NAV	24.43%	17.70%
S&P 500® Price Return Index	36.04%	24.26%

Performance Inception Date												Feb. 28, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mart/.
AssetsNet	$ 32,817,000		$ 32,817,000	$ 32,817,000	$ 32,817,000	$ 32,817,000	$ 32,817,000	$ 32,817,000	$ 32,817,000	$ 32,817,000	$ 32,817,000	$ 32,817,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 402,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$32,817
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$402

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.7%
Time deposits	1.0%
Options written	(2.5)%
Net other assets and liabilities	(1.2)%
Total	100.0%

Material Fund Change [Text Block]
C000218376
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Apr ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Apr ETF
Trading Symbol												APRT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Apr ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Apr ETF	$83	0.74%

Expenses Paid, Amount												$ 83
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 24.09% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Apr ETF - NAV ($15,742)	S&P 500® Price Return Index ($18,832)
5/28/2020	$10,000	$10,000
10/31/2020	$10,412	$10,793
10/31/2021	$12,102	$15,201
10/31/2022	$11,401	$12,780
10/31/2023	$12,686	$13,842
10/31/2024	$15,742	$18,832

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Apr ETF - NAV	24.09%	10.80%
S&P 500® Price Return Index	36.04%	15.37%

Performance Inception Date												May 28, 2020
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/aprt/.
AssetsNet	$ 47,928,000		$ 47,928,000	$ 47,928,000	$ 47,928,000	$ 47,928,000	$ 47,928,000	$ 47,928,000	$ 47,928,000	$ 47,928,000	$ 47,928,000	$ 47,928,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 449,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$47,928
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$449

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.0%
Time deposits	0.7%
Options written	(2.0)%
Net other assets and liabilities	(0.7)%
Total	100.0%

Material Fund Change [Text Block]
C000241956
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 May ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 May ETF
Trading Symbol												MAYT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 May ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 May ETF	$84	0.74%

Expenses Paid, Amount												$ 84
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 27.91% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2024 to April 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 May ETF - NAV ($12,981)	S&P 500® Price Return Index ($13,684)
4/28/2023	$10,000	$10,000
10/31/2023	$10,149	$10,058
10/31/2024	$12,981	$13,684

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 May ETF - NAV	27.91%	18.89%
S&P 500® Price Return Index	36.04%	23.12%

Performance Inception Date												Apr. 28, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayt/.
AssetsNet	$ 17,038,000		$ 17,038,000	$ 17,038,000	$ 17,038,000	$ 17,038,000	$ 17,038,000	$ 17,038,000	$ 17,038,000	$ 17,038,000	$ 17,038,000	$ 17,038,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 168,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$17,038
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$168

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.8%
Time deposits	0.1%
Options written	(4.5)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000241958
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Jun ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Jun ETF
Trading Symbol												JUNT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jun ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Jun ETF	$83	0.74%

Expenses Paid, Amount												$ 83
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 24.90% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2024 to May 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Jun ETF - NAV ($12,616)	S&P 500® Price Return Index ($13,650)
5/31/2023	$10,000	$10,000
10/31/2023	$10,101	$10,033
10/31/2024	$12,616	$13,650

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Jun ETF - NAV	24.90%	17.81%
S&P 500® Price Return Index	36.04%	24.54%

Performance Inception Date												May 31, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/junt/.
AssetsNet	$ 15,770,000		$ 15,770,000	$ 15,770,000	$ 15,770,000	$ 15,770,000	$ 15,770,000	$ 15,770,000	$ 15,770,000	$ 15,770,000	$ 15,770,000	$ 15,770,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 168,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$15,770
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$168

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.4%
Time deposits	0.5%
Options written	(3.4)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
C000221038
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Jul ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Jul ETF
Trading Symbol												JULT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Jul ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Jul ETF	$84	0.74%

Expenses Paid, Amount												$ 84
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 26.65% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2024 to June 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Jul ETF - NAV ($15,997)	S&P 500® Price Return Index ($18,403)
6/30/2020	$10,000	$10,000
10/31/2020	$10,306	$10,547
10/31/2021	$12,000	$14,855
10/31/2022	$11,492	$12,489
10/31/2023	$12,631	$13,527
10/31/2024	$15,997	$18,403

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Jul ETF - NAV	26.65%	11.44%
S&P 500® Price Return Index	36.04%	15.10%

Performance Inception Date												Jun. 30, 2020
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jult/.
AssetsNet	$ 61,587,000		$ 61,587,000	$ 61,587,000	$ 61,587,000	$ 61,587,000	$ 61,587,000	$ 61,587,000	$ 61,587,000	$ 61,587,000	$ 61,587,000	$ 61,587,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 534,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$61,587
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$534

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.1%
Time deposits	0.2%
Options written	(2.9)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000241960
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Aug ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Aug ETF
Trading Symbol												AUGT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Aug ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Aug ETF	$85	0.74%

Expenses Paid, Amount												$ 85
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 28.98% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2024 to July 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Aug ETF - NAV ($12,143)	S&P 500® Price Return Index ($12,433)
7/31/2023	$10,000	$10,000
10/31/2023	$9,414	$9,139
10/31/2024	$12,143	$12,433

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Aug ETF - NAV	28.98%	16.78%
S&P 500® Price Return Index	36.04%	19.01%

Performance Inception Date												Jul. 31, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augt/.
AssetsNet	$ 123,703,000		$ 123,703,000	$ 123,703,000	$ 123,703,000	$ 123,703,000	$ 123,703,000	$ 123,703,000	$ 123,703,000	$ 123,703,000	$ 123,703,000	$ 123,703,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 610,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$123,703
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$610

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.5%
Time deposits	0.2%
Options written	(3.4)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000241962
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Sep ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Sep ETF
Trading Symbol												SEPT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Sep ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Sep ETF	$83	0.74%

Expenses Paid, Amount												$ 83
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 25.64% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2024 to August 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Sep ETF - NAV ($11,949)	S&P 500® Price Return Index ($12,657)
8/31/2023	$10,000	$10,000
10/31/2023	$9,511	$9,304
10/31/2024	$11,949	$12,657

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Sep ETF - NAV	25.64%	16.49%
S&P 500® Price Return Index	36.04%	22.38%

Performance Inception Date												Aug. 31, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sept/.
AssetsNet	$ 93,351,000		$ 93,351,000	$ 93,351,000	$ 93,351,000	$ 93,351,000	$ 93,351,000	$ 93,351,000	$ 93,351,000	$ 93,351,000	$ 93,351,000	$ 93,351,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 202,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$93,351
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$202

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.8%
Time deposits	0.1%
Options written	(3.9)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000221854
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Oct ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Oct ETF
Trading Symbol												OCTT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Oct ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Oct ETF	$81	0.74%

Expenses Paid, Amount												$ 81
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 19.80% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2024 to September 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Oct ETF - NAV ($14,928)	S&P 500® Price Return Index ($16,965)
9/30/2020	$10,000	$10,000
10/31/2020	$9,737	$9,723
10/31/2021	$11,974	$13,694
10/31/2022	$11,181	$11,513
10/31/2023	$12,461	$12,470
10/31/2024	$14,928	$16,965

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Oct ETF - NAV	19.80%	10.31%
S&P 500® Price Return Index	36.04%	13.82%

Performance Inception Date												Sep. 30, 2020
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octt/.
AssetsNet	$ 132,487,000		$ 132,487,000	$ 132,487,000	$ 132,487,000	$ 132,487,000	$ 132,487,000	$ 132,487,000	$ 132,487,000	$ 132,487,000	$ 132,487,000	$ 132,487,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 345,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$132,487
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$345

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.1%
Time deposits	0.1%
Options written	(4.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000238366
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Nov ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Nov ETF
Trading Symbol												NVBT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Nov ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Nov ETF	$81	0.74%

Expenses Paid, Amount												$ 81
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 18.80% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2023 to October 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Nov ETF - NAV ($12,767)	S&P 500® Price Return Index ($14,735)
10/31/2022	$10,000	$10,000
10/31/2023	$10,746	$10,831
10/31/2024	$12,767	$14,735

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Nov ETF - NAV	18.80%	12.99%
S&P 500® Price Return Index	36.04%	21.39%

Performance Inception Date												Oct. 31, 2022
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbt/.
AssetsNet	$ 27,122,000		$ 27,122,000	$ 27,122,000	$ 27,122,000	$ 27,122,000	$ 27,122,000	$ 27,122,000	$ 27,122,000	$ 27,122,000	$ 27,122,000	$ 27,122,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 81,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$27,122
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$81

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.1%
Time deposits	0.2%
Options written	(4.4)%
Net other assets and liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000238367
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer10 Dec ETF
Class Name												AllianzIM U.S. Large Cap Buffer10 Dec ETF
Trading Symbol												DECT
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer10 Dec ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer10 Dec ETF	$83	0.74%

Expenses Paid, Amount												$ 83
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 25.52% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2023 to November 30, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer10 Dec ETF - NAV ($12,874)	S&P 500® Price Return Index ($13,984)
11/30/2022	$10,000	$10,000
10/31/2023	$10,257	$10,279
10/31/2024	$12,874	$13,984

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer10 Dec ETF - NAV	25.52%	14.08%
S&P 500® Price Return Index	36.04%	19.10%

Performance Inception Date												Nov. 30, 2022
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/dect/.
AssetsNet	$ 16,816,000		$ 16,816,000	$ 16,816,000	$ 16,816,000	$ 16,816,000	$ 16,816,000	$ 16,816,000	$ 16,816,000	$ 16,816,000	$ 16,816,000	$ 16,816,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 241,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$16,816
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$241

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	107.1%
Time deposits	1.3%
Options written	(7.1)%
Net other assets and liabilities	(1.3)%
Total	100.0%

Material Fund Change [Text Block]
C000223738
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Jan ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Jan ETF
Trading Symbol												JANW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jan ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]												This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Jan ETF	$80	0.74%

Expenses Paid, Amount												$ 80
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 15.98% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2024 to December 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Jan ETF - NAV ($13,234)	S&P 500® Price Return Index ($15,190)
12/31/2020	$10,000	$10,000
10/31/2021	$10,588	$12,261
10/31/2022	$10,225	$10,309
10/31/2023	$11,411	$11,165
10/31/2024	$13,234	$15,190

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Jan ETF - NAV	15.98%	7.58%
S&P 500® Price Return Index	36.04%	11.52%

Performance Inception Date												Dec. 31, 2020
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/janw/.
Material Change Date		Nov. 01, 2023
AssetsNet	$ 199,340,000		$ 199,340,000	$ 199,340,000	$ 199,340,000	$ 199,340,000	$ 199,340,000	$ 199,340,000	$ 199,340,000	$ 199,340,000	$ 199,340,000	$ 199,340,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 2,018,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$199,340
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$2,018

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	109.1%
Time deposits	0.9%
Options written	(9.0)%
Net other assets and liabilities	(1.0)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at

www.allianzim.com/regulatory-documents/ or upon request at 877-429-3837 (877-4AZ-ETFS).

Updated Prospectus Phone Number												www.allianzim.com/regulatory-documents/
C000238372
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Feb ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Feb ETF
Trading Symbol												FEBW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Feb ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Feb ETF	$81	0.74%

Expenses Paid, Amount												$ 81
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 17.91% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2024 to January 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Feb ETF - NAV ($12,196)	S&P 500® Price Return Index ($13,996)
1/31/2023	$10,000	$10,000
10/31/2023	$10,343	$10,287
10/31/2024	$12,196	$13,996

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Feb ETF - NAV	17.91%	12.02%
S&P 500® Price Return Index	36.04%	21.20%

Performance Inception Date												Jan. 31, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febw/.
AssetsNet	$ 66,216,000		$ 66,216,000	$ 66,216,000	$ 66,216,000	$ 66,216,000	$ 66,216,000	$ 66,216,000	$ 66,216,000	$ 66,216,000	$ 66,216,000	$ 66,216,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 840,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$66,216
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$840

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	108.5%
Time deposits	1.1%
Options written	(8.5)%
Net other assets and liabilities	(1.1)%
Total	100.0%

Material Fund Change [Text Block]
C000238373
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Mar ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Mar ETF
Trading Symbol												MARW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Mar ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Mar ETF	$80	0.74%

Expenses Paid, Amount												$ 80
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 15.79% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2024 to February 28, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Mar ETF - NAV ($12,179)	S&P 500® Price Return Index ($14,371)
2/28/2023	$10,000	$10,000
10/31/2023	$10,518	$10,563
10/31/2024	$12,179	$14,371

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Mar ETF - NAV	15.79%	12.54%
S&P 500® Price Return Index	36.04%	24.26%

Performance Inception Date												Feb. 28, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/marw/.
AssetsNet	$ 70,793,000		$ 70,793,000	$ 70,793,000	$ 70,793,000	$ 70,793,000	$ 70,793,000	$ 70,793,000	$ 70,793,000	$ 70,793,000	$ 70,793,000	$ 70,793,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 884,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$70,793
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$884

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.9%
Time deposits	1.0%
Options written	(4.7)%
Net other assets and liabilities	(1.2)%
Total	100.0%

Material Fund Change [Text Block]
C000218377
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Apr ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Apr ETF
Trading Symbol												APRW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Apr ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Apr ETF	$80	0.74%

Expenses Paid, Amount												$ 80
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 15.93% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Apr ETF - NAV ($13,223)	S&P 500® Price Return Index ($18,832)
5/28/2020	$10,000	$10,000
10/31/2020	$10,235	$10,793
10/31/2021	$11,038	$15,201
10/31/2022	$10,678	$12,780
10/31/2023	$11,406	$13,842
10/31/2024	$13,223	$18,832

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Apr ETF - NAV	15.93%	6.51%
S&P 500® Price Return Index	36.04%	15.37%

Performance Inception Date												May 28, 2020
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/aprw/.
AssetsNet	$ 176,290,000		$ 176,290,000	$ 176,290,000	$ 176,290,000	$ 176,290,000	$ 176,290,000	$ 176,290,000	$ 176,290,000	$ 176,290,000	$ 176,290,000	$ 176,290,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 1,461,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$176,290
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,461

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.3%
Time deposits	0.6%
Options written	(3.3)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
C000241957
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 May ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 May ETF
Trading Symbol												MAYW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 May ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 May ETF	$81	0.74%

Expenses Paid, Amount												$ 81
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 18.10% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2024 to April 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 May ETF - NAV ($12,011)	S&P 500® Price Return Index ($13,684)
4/28/2023	$10,000	$10,000
10/31/2023	$10,171	$10,058
10/31/2024	$12,011	$13,684

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 May ETF - NAV	18.10%	12.92%
S&P 500® Price Return Index	36.04%	23.12%

Performance Inception Date												Apr. 28, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayw/.
AssetsNet	$ 54,050,000		$ 54,050,000	$ 54,050,000	$ 54,050,000	$ 54,050,000	$ 54,050,000	$ 54,050,000	$ 54,050,000	$ 54,050,000	$ 54,050,000	$ 54,050,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 411,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$54,050
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$411

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	106.9%
Time deposits	0.3%
Options written	(6.8)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000241959
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Jun ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Jun ETF
Trading Symbol												JUNW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jun ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Jun ETF	$80	0.74%

Expenses Paid, Amount												$ 80
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 16.36% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2024 to May 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Jun ETF - NAV ($11,796)	S&P 500® Price Return Index ($13,650)
5/31/2023	$10,000	$10,000
10/31/2023	$10,137	$10,033
10/31/2024	$11,796	$13,650

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Jun ETF - NAV	16.36%	12.35%
S&P 500® Price Return Index	36.04%	24.54%

Performance Inception Date												May 31, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/junw/.
AssetsNet	$ 52,344,000		$ 52,344,000	$ 52,344,000	$ 52,344,000	$ 52,344,000	$ 52,344,000	$ 52,344,000	$ 52,344,000	$ 52,344,000	$ 52,344,000	$ 52,344,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 668,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$52,344
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$668

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.6%
Time deposits	0.9%
Options written	(4.6)%
Net other assets and liabilities	(0.9)%
Total	100.0%

Material Fund Change [Text Block]
C000221039
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Jul ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Jul ETF
Trading Symbol												JULW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Jul ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Jul ETF	$81	0.74%

Expenses Paid, Amount												$ 81
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 18.37% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2024 to June 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Jul ETF - NAV ($14,079)	S&P 500® Price Return Index ($18,403)
6/30/2020	$10,000	$10,000
10/31/2020	$10,192	$10,547
10/31/2021	$11,024	$14,855
10/31/2022	$10,921	$12,489
10/31/2023	$11,894	$13,527
10/31/2024	$14,079	$18,403

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Jul ETF - NAV	18.37%	8.21%
S&P 500® Price Return Index	36.04%	15.10%

Performance Inception Date												Jun. 30, 2020
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/julw/.
AssetsNet	$ 199,632,000		$ 199,632,000	$ 199,632,000	$ 199,632,000	$ 199,632,000	$ 199,632,000	$ 199,632,000	$ 199,632,000	$ 199,632,000	$ 199,632,000	$ 199,632,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 1,575,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$199,632
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,575

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.5%
Time deposits	0.3%
Options written	(3.5)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000241961
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Aug ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Aug ETF
Trading Symbol												AUGW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Aug ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Aug ETF	$81	0.74%

Expenses Paid, Amount												$ 81
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 19.59% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2024 to July 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Aug ETF - NAV ($11,502)	S&P 500® Price Return Index ($12,433)
7/31/2023	$10,000	$10,000
10/31/2023	$9,618	$9,139
10/31/2024	$11,502	$12,433

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Aug ETF - NAV	19.59%	11.83%
S&P 500® Price Return Index	36.04%	19.01%

Performance Inception Date												Jul. 31, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augw/.
AssetsNet	$ 349,363,000		$ 349,363,000	$ 349,363,000	$ 349,363,000	$ 349,363,000	$ 349,363,000	$ 349,363,000	$ 349,363,000	$ 349,363,000	$ 349,363,000	$ 349,363,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 1,337,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$349,363
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,337

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.0%
Time deposits	0.1%
Options written	(3.9)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000241963
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Sep ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Sep ETF
Trading Symbol												SEPW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Sep ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Sep ETF	$80	0.74%

Expenses Paid, Amount												$ 80
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 17.31% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2024 to August 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Sep ETF - NAV ($11,362)	S&P 500® Price Return Index ($12,657)
8/31/2023	$10,000	$10,000
10/31/2023	$9,685	$9,304
10/31/2024	$11,362	$12,657

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Sep ETF - NAV	17.31%	11.56%
S&P 500® Price Return Index	36.04%	22.38%

Performance Inception Date												Aug. 31, 2023
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sepw/.
AssetsNet	$ 264,159,000		$ 264,159,000	$ 264,159,000	$ 264,159,000	$ 264,159,000	$ 264,159,000	$ 264,159,000	$ 264,159,000	$ 264,159,000	$ 264,159,000	$ 264,159,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 544,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$264,159
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$544

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.0%
Time deposits	0.1%
Options written	(4.0)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000221855
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Oct ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Oct ETF
Trading Symbol												OCTW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Oct ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Oct ETF	$79	0.74%

Expenses Paid, Amount												$ 79
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 13.51% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2024 to September 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Oct ETF - NAV ($13,969)	S&P 500® Price Return Index ($16,965)
9/30/2020	$10,000	$10,000
10/31/2020	$9,745	$9,723
10/31/2021	$10,966	$13,694
10/31/2022	$10,984	$11,513
10/31/2023	$12,307	$12,470
10/31/2024	$13,969	$16,965

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Oct ETF - NAV	13.51%	8.53%
S&P 500® Price Return Index	36.04%	13.82%

Performance Inception Date												Sep. 30, 2020
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octw/.
AssetsNet	$ 310,814,000		$ 310,814,000	$ 310,814,000	$ 310,814,000	$ 310,814,000	$ 310,814,000	$ 310,814,000	$ 310,814,000	$ 310,814,000	$ 310,814,000	$ 310,814,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 1,069,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$310,814
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,069

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.0%
Time deposits	0.0%Footnote Reference*
Options written	(4.0)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000238370
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Nov ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Nov ETF
Trading Symbol												NVBW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Nov ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Nov ETF	$79	0.74%

Expenses Paid, Amount												$ 79
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 13.14% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2023 to October 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Nov ETF - NAV ($12,162)	S&P 500® Price Return Index ($14,735)
10/31/2022	$10,000	$10,000
10/31/2023	$10,749	$10,831
10/31/2024	$12,162	$14,735

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Nov ETF - NAV	13.14%	10.28%
S&P 500® Price Return Index	36.04%	21.39%

Performance Inception Date												Oct. 31, 2022
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbw/.
AssetsNet	$ 31,156,000		$ 31,156,000	$ 31,156,000	$ 31,156,000	$ 31,156,000	$ 31,156,000	$ 31,156,000	$ 31,156,000	$ 31,156,000	$ 31,156,000	$ 31,156,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 240,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$31,156
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$240

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.1%
Time deposits	0.6%
Options written	(4.4)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000238371
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap Buffer20 Dec ETF
Class Name												AllianzIM U.S. Large Cap Buffer20 Dec ETF
Trading Symbol												DECW
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap Buffer20 Dec ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap Buffer20 Dec ETF	$81	0.74%

Expenses Paid, Amount												$ 81
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 20.18% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2023 to November 30, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap Buffer20 Dec ETF - NAV ($12,335)	S&P 500® Price Return Index ($13,984)
11/30/2022	$10,000	$10,000
10/31/2023	$10,264	$10,279
10/31/2024	$12,335	$13,984

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap Buffer20 Dec ETF - NAV	20.18%	11.56%
S&P 500® Price Return Index	36.04%	19.10%

Performance Inception Date												Nov. 30, 2022
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/decw/.
AssetsNet	$ 70,800,000		$ 70,800,000	$ 70,800,000	$ 70,800,000	$ 70,800,000	$ 70,800,000	$ 70,800,000	$ 70,800,000	$ 70,800,000	$ 70,800,000	$ 70,800,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 629,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$70,800
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$629

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	111.9%
Time deposits	0.7%
Options written	(11.8)%
Net other assets and liabilities	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
C000248788
Shareholder Report [Line Items]
Fund Name									AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Class Name									AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Trading Symbol									ARLU
Security Exchange Name									CboeBZX
Annual or Semi-Annual Statement [Text Block]									This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of March 28, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual									Annual Shareholder Report
Additional Information [Text Block]									You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number									877-429-3837 (877-4AZ-ETFS)
Additional Information Website									www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$45Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount									$ 45
Expense Ratio, Percent									0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of March 28, 2024, the Fund has returned 6.79% while the S&P 500® Price Return Index has returned 8.59%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Performance Past Does Not Indicate Future [Text]									Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF - NAV ($10,679)	S&P 500® Price Return Index ($10,859)
3/28/2024	$10,000	$10,000
10/31/2024	$10,679	$10,859

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF - NAV	6.79%
S&P 500® Price Return Index	8.59%

Performance Inception Date									Mar. 28, 2024
No Deduction of Taxes [Text Block]									The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/arlu/.
AssetsNet	$ 24,696,000		$ 24,696,000	$ 24,696,000	$ 24,696,000	$ 24,696,000	$ 24,696,000	$ 24,696,000	$ 24,696,000	$ 24,696,000	$ 24,696,000	$ 24,696,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount									$ 92,000
InvestmentCompanyPortfolioTurnover									0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$24,696
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$92

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.7%
Time deposits	0.3%
Options written	(0.7)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000248789
Shareholder Report [Line Items]
Fund Name								AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Class Name								AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Trading Symbol								MAYU
Security Exchange Name								CboeBZX
Annual or Semi-Annual Statement [Text Block]								This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped May ETF (the “Fund”) for the period of April 30, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual								Annual Shareholder Report
Additional Information [Text Block]								You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number								877-429-3837 (877-4AZ-ETFS)
Additional Information Website								www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	$39Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount								$ 39
Expense Ratio, Percent								0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of April 30, 2024, the Fund has returned 11.09% while the S&P 500® Price Return Index has returned 13.30%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2024 to April 30, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Performance Past Does Not Indicate Future [Text]								Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped May ETF - NAV ($11,109)	S&P 500® Price Return Index ($11,330)
4/30/2024	$10,000	$10,000
10/31/2024	$11,109	$11,330

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped May ETF - NAV	11.09%
S&P 500® Price Return Index	13.30%

Performance Inception Date								Apr. 30, 2024
No Deduction of Taxes [Text Block]								The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayu/.
AssetsNet	$ 15,275,000		$ 15,275,000	$ 15,275,000	$ 15,275,000	$ 15,275,000	$ 15,275,000	$ 15,275,000	$ 15,275,000	$ 15,275,000	$ 15,275,000	$ 15,275,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount								$ 52,000
InvestmentCompanyPortfolioTurnover								0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$15,275
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$52

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.7%
Time deposits	0.3%
Options written	(0.6)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
C000248790
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Class Name							AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Trading Symbol							JNEU
Security Exchange Name							CboeBZX
Annual or Semi-Annual Statement [Text Block]							This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF (the “Fund”) for the period of May 31, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual							Annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$32Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount							$ 32
Expense Ratio, Percent							0.74%
AssetsNet	$ 13,987,000		$ 13,987,000	$ 13,987,000	$ 13,987,000	$ 13,987,000	$ 13,987,000	$ 13,987,000	$ 13,987,000	$ 13,987,000	$ 13,987,000	$ 13,987,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount							$ 41,000
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$13,987
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$41

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.9%
Time deposits	0.3%
Options written	(0.9)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
C000248791
Shareholder Report [Line Items]
Fund Name						AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Class Name						AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Trading Symbol						JULU
Security Exchange Name						CboeBZX
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF (the “Fund”) for the period of June 28, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number						877-429-3837 (877-4AZ-ETFS)
Additional Information Website						www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	$26Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount						$ 26
Expense Ratio, Percent						0.74%
AssetsNet	$ 43,461,000		$ 43,461,000	$ 43,461,000	$ 43,461,000	$ 43,461,000	$ 43,461,000	$ 43,461,000	$ 43,461,000	$ 43,461,000	$ 43,461,000	$ 43,461,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount						$ 86,000
InvestmentCompanyPortfolioTurnover						0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$43,461
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$86

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.3%
Time deposits	0.1%
Options written	(1.2)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000248792
Shareholder Report [Line Items]
Fund Name					AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Class Name					AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Trading Symbol					AUGU
Security Exchange Name					CboeBZX
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF (the “Fund”) for the period of July 31, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number					877-429-3837 (877-4AZ-ETFS)
Additional Information Website					www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$19Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount					$ 19
Expense Ratio, Percent					0.74%
AssetsNet	$ 25,668,000		$ 25,668,000	$ 25,668,000	$ 25,668,000	$ 25,668,000	$ 25,668,000	$ 25,668,000	$ 25,668,000	$ 25,668,000	$ 25,668,000	$ 25,668,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount					$ 41,000
InvestmentCompanyPortfolioTurnover					0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$25,668
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$41

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.6%
Time deposits	0.1%
Options written	(1.5)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000248793
Shareholder Report [Line Items]
Fund Name				AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Class Name				AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Trading Symbol				SEPU
Security Exchange Name				CboeBZX
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF (the “Fund”) for the period of August 30, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number				877-429-3837 (877-4AZ-ETFS)
Additional Information Website				www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	$13Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount				$ 13
Expense Ratio, Percent				0.74%
AssetsNet	$ 22,734,000		$ 22,734,000	$ 22,734,000	$ 22,734,000	$ 22,734,000	$ 22,734,000	$ 22,734,000	$ 22,734,000	$ 22,734,000	$ 22,734,000	$ 22,734,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount				$ 21,000
InvestmentCompanyPortfolioTurnover				0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$22,734
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$21

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.8%
Time deposits	0.0%Footnote Reference*
Options written	(1.8)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000248783
Shareholder Report [Line Items]
Fund Name			AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Class Name			AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Trading Symbol			OCTU
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF (the “Fund”) for the period of September 30, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number			877-429-3837 (877-4AZ-ETFS)
Additional Information Website			www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	$6Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount			$ 6
Expense Ratio, Percent			0.74%
AssetsNet	$ 21,087,000		$ 21,087,000	$ 21,087,000	$ 21,087,000	$ 21,087,000	$ 21,087,000	$ 21,087,000	$ 21,087,000	$ 21,087,000	$ 21,087,000	$ 21,087,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount			$ 9,000
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$21,087
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$9

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.2%
Time deposits	0.0%Footnote Reference*
Options written	(2.2)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
C000248784
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Trading Symbol	NVBU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (the “Fund”) for the period of October 31, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETFFootnote Reference*	$-	-%
Footnote	Description
Footnote*	The Fund commenced operations on October 31, 2024. There were no expenses accrued for the Fund for the one-day period ended October 31, 2024. Accordingly, no information is presented for the Fund in the table above.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 4,999,000		$ 4,999,000	$ 4,999,000	$ 4,999,000	$ 4,999,000	$ 4,999,000	$ 4,999,000	$ 4,999,000	$ 4,999,000	$ 4,999,000	$ 4,999,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$4,999
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$-

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.5%
Options written	(2.2)%
Net other assets and liabilities	0.7%
Total	100.0%

Material Fund Change [Text Block]
C000230498
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Class Name												AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF
Trading Symbol												SIXJ
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF	$82	0.74%

Expenses Paid, Amount												$ 82
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 20.53% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2024 to December 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF - NAV ($11,751)	S&P 500® Price Return Index ($11,971)
12/31/2021	$10,000	$10,000
10/31/2022	$9,160	$8,124
10/31/2023	$9,749	$8,799
10/31/2024	$11,751	$11,971

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF - NAV	20.53%	5.86%
S&P 500® Price Return Index	36.04%	6.55%

Performance Inception Date												Dec. 31, 2021
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixj/.
AssetsNet	$ 255,588,000		$ 255,588,000	$ 255,588,000	$ 255,588,000	$ 255,588,000	$ 255,588,000	$ 255,588,000	$ 255,588,000	$ 255,588,000	$ 255,588,000	$ 255,588,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 1,124,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$255,588
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,124

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.6%
Time deposits	0.5%
Options written	(1.9)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000247811
Shareholder Report [Line Items]
Fund Name											AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Class Name											AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF
Trading Symbol											SIXF
Security Exchange Name											NYSEArca
Annual or Semi-Annual Statement [Text Block]											This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF (the “Fund”) for the period of January 31, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual											Annual Shareholder Report
Additional Information [Text Block]											You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number											877-429-3837 (877-4AZ-ETFS)
Additional Information Website											www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF	$58Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount											$ 58
Expense Ratio, Percent											0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of January 31, 2024, the Fund has returned 10.04% while the S&P 500® Price Return Index has returned 17.74%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2024 to January 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Performance Past Does Not Indicate Future [Text]											Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF - NAV ($11,004)	S&P 500® Price Return Index ($11,774)
1/31/2024	$10,000	$10,000
10/31/2024	$11,004	$11,774

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF - NAV	10.04%
S&P 500® Price Return Index	17.74%

Performance Inception Date											Jan. 31, 2024
No Deduction of Taxes [Text Block]											The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixf/.
AssetsNet	$ 17,882,000		$ 17,882,000	$ 17,882,000	$ 17,882,000	$ 17,882,000	$ 17,882,000	$ 17,882,000	$ 17,882,000	$ 17,882,000	$ 17,882,000	$ 17,882,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount											$ 128,000
InvestmentCompanyPortfolioTurnover											0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$17,882
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$128

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.9%
Time deposits	0.6%
Options written	(2.4)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
C000247812
Shareholder Report [Line Items]
Fund Name										AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Class Name										AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF
Trading Symbol										SIXP
Security Exchange Name										NYSEArca
Annual or Semi-Annual Statement [Text Block]										This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF (the “Fund”) for the period of February 29, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual										Annual Shareholder Report
Additional Information [Text Block]										You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number										877-429-3837 (877-4AZ-ETFS)
Additional Information Website										www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF	$52Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount										$ 52
Expense Ratio, Percent										0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of February 29, 2024, the Fund has returned 8.65% while the S&P 500® Price Return Index has returned 11.95%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2024 to February 28, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Performance Past Does Not Indicate Future [Text]										Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF - NAV ($10,865)	S&P 500® Price Return Index ($11,195)
2/29/2024	$10,000	$10,000
10/31/2024	$10,865	$11,195

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF - NAV	8.65%
S&P 500® Price Return Index	11.95%

Performance Inception Date										Feb. 29, 2024
No Deduction of Taxes [Text Block]										The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixp/.
AssetsNet	$ 42,780,000		$ 42,780,000	$ 42,780,000	$ 42,780,000	$ 42,780,000	$ 42,780,000	$ 42,780,000	$ 42,780,000	$ 42,780,000	$ 42,780,000	$ 42,780,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount										$ 191,000
InvestmentCompanyPortfolioTurnover										0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$42,780
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$191

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.0%
Time deposits	0.4%
Options written	(2.5)%
Net other assets and liabilities	0.1%
Total	100.0%

Material Fund Change [Text Block]
C000230499
Shareholder Report [Line Items]
Fund Name												AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Class Name												AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF
Trading Symbol												SIXO
Security Exchange Name												NYSEArca
Annual or Semi-Annual Statement [Text Block]												This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual												Annual Shareholder Report
Additional Information [Text Block]												You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]												This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number												877-429-3837 (877-4AZ-ETFS)
Additional Information Website												www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF	$80	0.74%

Expenses Paid, Amount												$ 80
Expense Ratio, Percent												0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 17.28% while the S&P 500® Price Return Index returned 36.04% over the last year ending October 31, 2024. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns over the course of the last year.

Performance Past Does Not Indicate Future [Text]												Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF - NAV ($12,663)	S&P 500® Price Return Index ($13,245)
9/30/2021	$10,000	$10,000
10/31/2021	$10,277	$10,691
10/31/2022	$9,691	$8,989
10/31/2023	$10,797	$9,736
10/31/2024	$12,663	$13,245

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF - NAV	17.28%	7.95%
S&P 500® Price Return Index	36.04%	9.54%

Performance Inception Date												Sep. 30, 2021
No Deduction of Taxes [Text Block]												The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixo/.
Material Change Date		Nov. 01, 2023
AssetsNet	$ 293,619,000		$ 293,619,000	$ 293,619,000	$ 293,619,000	$ 293,619,000	$ 293,619,000	$ 293,619,000	$ 293,619,000	$ 293,619,000	$ 293,619,000	$ 293,619,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount												$ 631,000
InvestmentCompanyPortfolioTurnover												0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$293,619
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$631

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.4%
Time deposits	0.4%
Options written	(2.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at

www.allianzim.com/regulatory-documents/ or upon request at 877-429-3837 (877-4AZ-ETFS).

Updated Prospectus Phone Number												www.allianzim.com/regulatory-documents/
C000247813
Shareholder Report [Line Items]
Fund Name								AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Class Name								AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF
Trading Symbol								SIXZ
Security Exchange Name								NYSEArca
Annual or Semi-Annual Statement [Text Block]								This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF (the “Fund”) for the period of April 30, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual								Annual Shareholder Report
Additional Information [Text Block]								You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number								877-429-3837 (877-4AZ-ETFS)
Additional Information Website								www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF	$39Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount								$ 39
Expense Ratio, Percent								0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of April 30, 2024, the Fund has returned 7.87% while the S&P 500® Price Return Index has returned 13.30%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2024 to October 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Performance Past Does Not Indicate Future [Text]								Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF - NAV ($10,787)	S&P 500® Price Return Index ($11,330)
4/30/2024	$10,000	$10,000
10/31/2024	$10,787	$11,330

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF - NAV	7.87%
S&P 500® Price Return Index	13.30%

Performance Inception Date								Apr. 30, 2024
No Deduction of Taxes [Text Block]								The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixz/.
AssetsNet	$ 8,088,000		$ 8,088,000	$ 8,088,000	$ 8,088,000	$ 8,088,000	$ 8,088,000	$ 8,088,000	$ 8,088,000	$ 8,088,000	$ 8,088,000	$ 8,088,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount								$ 28,000
InvestmentCompanyPortfolioTurnover								0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$8,088
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$28

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.4%
Time deposits	0.2%
Options written	(3.3)%
Net other assets and liabilities	0.7%
Total	100.0%

Material Fund Change [Text Block]
C000247814
Shareholder Report [Line Items]
Fund Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Class Name							AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF
Trading Symbol							SIXD
Security Exchange Name							NYSEArca
Annual or Semi-Annual Statement [Text Block]							This annual shareholder report contains important information about AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF (the “Fund”) for the period of May 31, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual							Annual Shareholder Report
Additional Information [Text Block]							You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number							877-429-3837 (877-4AZ-ETFS)
Additional Information Website							www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF	$32Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount							$ 32
Expense Ratio, Percent							0.74%
AssetsNet	$ 17,768,000		$ 17,768,000	$ 17,768,000	$ 17,768,000	$ 17,768,000	$ 17,768,000	$ 17,768,000	$ 17,768,000	$ 17,768,000	$ 17,768,000	$ 17,768,000
Holdings Count | Holding	4		4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount							$ 430,000
InvestmentCompanyPortfolioTurnover							0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$17,768
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$430

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.3%
Time deposits	2.8%
Options written	(2.7)%
Net other assets and liabilities	(2.4)%
Total	100.0%

Material Fund Change [Text Block]
C000247817
Shareholder Report [Line Items]
Fund Name											AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Class Name											AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Trading Symbol											FLJJ
Security Exchange Name											NYSEArca
Annual or Semi-Annual Statement [Text Block]											This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF (the “Fund”) for the period of January 31, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual											Annual Shareholder Report
Additional Information [Text Block]											You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number											877-429-3837 (877-4AZ-ETFS)
Additional Information Website											www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	$59Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount											$ 59
Expense Ratio, Percent											0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of January 31, 2024, the Fund has returned 11.18% while the S&P 500® Price Return Index has returned 17.74%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2024 to December 31, 2024.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Performance Past Does Not Indicate Future [Text]											Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF - NAV ($11,118)	S&P 500® Price Return Index ($11,774)
1/31/2024	$10,000	$10,000
10/31/2024	$11,118	$11,774

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF - NAV	11.18%
S&P 500® Price Return Index	17.74%

Performance Inception Date											Jan. 31, 2024
No Deduction of Taxes [Text Block]											The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/fljj/.
AssetsNet	$ 10,423,000		$ 10,423,000	$ 10,423,000	$ 10,423,000	$ 10,423,000	$ 10,423,000	$ 10,423,000	$ 10,423,000	$ 10,423,000	$ 10,423,000	$ 10,423,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount											$ 69,000
InvestmentCompanyPortfolioTurnover											0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$10,423
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$69

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.8%
Time deposits	0.6%
Options written	(1.2)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
C000247818
Shareholder Report [Line Items]
Fund Name									AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Class Name									AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Trading Symbol									FLAO
Security Exchange Name									NYSEArca
Annual or Semi-Annual Statement [Text Block]									This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (the “Fund”) for the period of March 28, 2024Footnote Reference* to October 31, 2024.
Shareholder Report Annual or Semi-Annual									Annual Shareholder Report
Additional Information [Text Block]									You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number									877-429-3837 (877-4AZ-ETFS)
Additional Information Website									www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	$46Footnote Reference*	0.74%
Footnote	Description
Footnote*	Represents a period less than one year, had the Fund existed for the full one year reporting period costs would have been higher.

Expenses Paid, Amount									$ 46
Expense Ratio, Percent									0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of March 28, 2024, the Fund has returned 8.17% while the S&P 500® Price Return Index has returned 8.59%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2024 to March 31, 2025.

  With inflation thus far having been relatively restrained and the labor market seeming to continue to hold up, the Federal Reserve embarked on its long anticipated rate cutting cycle, increasing risk appetite. Subdued volatility and strong corporate earnings have allowed the S&P 500® Price Return Index to exhibit very strong returns since the inception of the Fund.

Performance Past Does Not Indicate Future [Text]									Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF - NAV ($10,817)	S&P 500® Price Return Index ($10,859)
3/28/2024	$10,000	$10,000
10/31/2024	$10,817	$10,859

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF - NAV	8.17%
S&P 500® Price Return Index	8.59%

Performance Inception Date									Mar. 28, 2024
No Deduction of Taxes [Text Block]									The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/flao/.
AssetsNet	$ 14,197,000		$ 14,197,000	$ 14,197,000	$ 14,197,000	$ 14,197,000	$ 14,197,000	$ 14,197,000	$ 14,197,000	$ 14,197,000	$ 14,197,000	$ 14,197,000
Holdings Count | Holding	3		3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount									$ 182,000
InvestmentCompanyPortfolioTurnover									0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$14,197
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$182

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.1%
Time deposits	0.4%
Options written	(1.4)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]